Note 4 - Stockholders' Equity 1 (Details Textual) - USD ($)	1 Months Ended							3 Months Ended			4 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2020	Jan. 31, 2020	Jul. 31, 2019	Feb. 28, 2019	Aug. 31, 2017	Dec. 31, 2016	May 31, 2016	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2019	Jul. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)												10 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)								7,100,000				7,100,000		7,441,532
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)												$ 0.52	$ 3.45	$ 3.45	$ 9.40
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount														$ 155,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)														219 days
Additional Research and Development Expense Due to Modifications										$ 102,000			$ 102,000
Proceeds from Warrant Exercises												$ 3,547,894	131	$ 236
Warrant Inducement Expense												5,620,089
Proceeds from Issuance of Common Stock, Net												$ 11,150,318	$ 6,552,842
Private Placement [Member]
Conversion of Stock, Shares Converted (in shares)			800,000								800,000
Stock Issued During Period, Shares, Conversion of Convertible Securities (in shares)			155,496								155,496
May 2020 Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)	5,000,000
Shares Issued, Price Per Share (in dollars per share)	$ 1
Proceeds from Issuance of Common Stock	$ 5,000,000
Proceeds from Issuance of Common Stock, Net	$ 4,400,000
Series A 4.5% Convertible Preferred Stock [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)						200,000
Preferred Stock, Dividend Rate, Percentage						4.50%
Convertible Preferred Stock, Issuable Upon Conversion of All Shares (in shares)						38,873
Stock Purchase Warrants [Member]
Class of Warrant or Right, Issued During Period (in shares)	87,309			25,000	112,500		87,309
Class of Warrant or Right, Outstanding (in shares)								149,136				149,136		149,136
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 1.36		$ 6				$ 0.90				$ 0.90		$ 2.70
Class of Warrant or Right, Exercised During Period (in shares)		5,555,554
Class of Warrant or Right, Exercised During Period, Exercise Price (in dollars per share)		$ 1.36
Proceeds from Warrant Exercises		$ 7,600,000
Warrants and Rights Outstanding, Term (Year)				2 years 182 days
Warrant Inducement Expense												$ 5,600,000
Replacement Stock Purchase Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)		5,555,554
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 1.23
Stock Purchase Warrants With 2 Year Term [Member]
Class of Warrant or Right, Outstanding (in shares)		2,777,777
Warrants and Rights Outstanding, Term (Year)		2 years
Stock Purchase Warrants With 5 Year Term [Member]
Class of Warrant or Right, Outstanding (in shares)		2,777,777
Warrants and Rights Outstanding, Term (Year)		5 years
Placement Agent Stock Purchase Warrants [Member]
Class of Warrant or Right, Issued During Period (in shares)	400,000	444,445
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 1.25	$ 1.70
Warrants and Rights Outstanding, Term (Year)	5 years	5 years
Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount								$ 587,000				$ 587,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)												2 years 182 days
Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount								$ 8,000				$ 8,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)												182 days		182 days
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in shares)												24,000	4,904
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value												$ 23,400	$ 6,400	$ 13,900	$ 50,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance (in shares)								28,904				28,904
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Weighted Average Grant Date Fair Value (in dollars per share)								$ 1.58				$ 1.58
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding								$ 16,800				$ 16,800		$ 5,400
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised (in shares)												563	1,126	1,127	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested												$ 300	$ 10,400	$ 10,400
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)														$ 5.90
Restricted Stock [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)														182 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Weighted Average Grant Date Fair Value (in dollars per share)								$ 5.90	$ 9.73			$ 5.90	$ 9.73
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding								$ 2,600	$ 14,500			$ 2,600	$ 14,500	$ 7,900
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised (in shares)												0	15,688
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested														$ 18,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)													$ 5.95	$ 5.95
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance (in shares)								0				0		7,981	1,127